Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables, net of loss allowance	£ 5,176	£ 4,672
Accrued income	9	21
Other prepayments	330	308
Interest receivable	4	10
Employee loans and advances	14	19
Other receivables	890	970
Total trade and other receivables	£ 6,423	£ 6,000